EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                           April 29, 2005



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Services

     Re:  Eaton Vance Mutual Funds Trust (the "Registrant")
          Post-Effective Amendment No. 105 (1933 Act File No. 2-90946) Amendment No. 108 (1940 Act File No. 811-04015) (the "Amendment") On behalf of:
             Eaton Vance Cash Management Fund
             Eaton Vance Money Market Fund
             Eaton Vance Municipal Bond Fund
             Eaton Vance Tax Free Reserves
             Eaton Vance Tax-Managed Growth Fund 1.1
             Eaton Vance Tax Managed Growth Fund 1.2

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act") and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information ("SAIs") for the above Funds and exhibits. With the exception of Eaton Vance Municipal Bond Fund and Eaton Vance Tax Free Reserves, the Funds are "feeder" funds that currently invest in corresponding investment portfolios, the "master" funds. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     The Amendment is being filed for the purpose of bringing the financial statements and other information up to date, and for making other non-material changes. The Registrant filed a post-effective amendment to its registration statement pursuant to Rule 485(a) of the 1933 Act on February 25, 2005 (Accession No. 000940394-05-000186) and the undersigned received the following comments on that filing from Vincent J. DiStefano of the Division of Investment
Management:

     COMMENT 1: In the prospectus of Eaton Vance Municipal Bond Fund, add a statement that the Fund will not invest in obligations if the interest thereon is subject to the federal alternative minimum tax.

     RESPONSE: The requested disclosure appears at the end of the second paragraph under "Fund Summary".

     COMMENT 2: On page 8 of the SAI of Eaton Vance Municipal Bond Fund it states that the Fund may concentrate its investments in certain economic sectors, such as revenue bonds, housing, hospitals an other health care facilities, and industrial revenue bonds (IDBs). If the Fund does concentrate in these sectors, add disclosure of the concentration and the risks associated with the sector.

     RESPONSE: The Fund does not concentrate its investments in any sectors or in IDBs.

     The Amendment has been marked to show changes from the prospectuses and SAIs contained in the Post-Effective Amendment to the Fund's Registration Statement filed with the Securities and Exchange Commission (the "Commission") on April 28, 2004 (Accession No. 000940394-04-000438) pursuant to Rule 485(b)
under the 1933 Act (for Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund and Eaton Vance Tax Free Reserves) and on February 25, 2005 (Accession No. 000940394-05-000186) pursuant to Rule 485(a) under the 1933 Act.

     The Amendment is filed pursuant to Rule 485(b) and will be effective May 2, 2005. Pursuant to Rule 485(b)(4), counsel's representation letter dated April 29, 2005 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the offices of the Funds.

     The financial information of each Fund and (where applicable) its corresponding master fund is contained in the Fund's Annual Report to Shareholders dated December 31, 2004 (Accession No. 0001047469-05-005837) is incorporated by reference into the Amendment.

     If you have any questions about this filing, please contact the undersigned at (617) 598-8305 or fax (617) 598-0432.

                                           Very truly yours,


                                           /s/ Maureen A. Gemma
                                           -----------------------------
                                           Maureen A. Gemma, Esq.
                                           Vice President